Schedule of Stock Option Activity for Options with Service-based Vesting (Details) (Parenthetical) shares in Thousands	12 Months Ended
Dec. 31, 2025 shares
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercised	745,896